                                                              File No. 333-43513
                                                                        811-1978

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /X/

      Pre-Effective Amendment No.                                         / /

      Post-Effective Amendment No. 21                                     /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /X/
      Amendment No.                                                       / /


                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT A

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Montgomery, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100


                     (Name and Address of Agent for Service)

               Marc L. Collins, Second Vice President and Counsel

                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:

                               John Blouch, Esq.
                              Dykema Gossett PLLC
                                 Suite 300 West
                               1300 I Street, NW
                             Washington, D.C. 20005

Approximate Date of Proposed Public Offering: As soon after the effective date of this registration statement as is practicable.

It is proposed that this filing will become effective (check appropriate space):

      ___     immediately upon filing pursuant to paragraph (b) of Rule 485

      ___     on (date) pursuant to paragraph (b) of Rule 485

      ___     60 days after filing pursuant to paragraph (a)(1) of Rule 485

      _X_     on April 29, 2005 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

      ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   PROSPECTUS

                           FLEXIBLE PURCHASE PAYMENT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                        OHIO NATIONAL VARIABLE ACCOUNT A
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
                               One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (800) 667-3078


This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis.



Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the Funds you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.



The variable annuity contracts are designed for:



- annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,



- other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,



- individual retirement annuities qualifying for tax-deferred treatment under
  Section 408 or 408A of the Code,



- state and municipal deferred compensation plans and



- non-tax-qualified retirement plans.



Many of the listed qualified retirement plans already benefit from tax deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract.



The minimum initial purchase payment is $10,000. You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000.



You may direct the allocation of your purchase payments to one or more (but not more than 10) subaccounts of Ohio National Variable Account A ("VAA") and/or the Guaranteed Account (if available). VAA is a separate account of The Ohio National Life Insurance Company. The assets of VAA are invested in shares of the Funds. See page 2 for the list of available Funds. The Funds are portfolios of Ohio National Fund, Inc., the Dow Target Variable Fund LLC, Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Fund, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, J.P. Morgan Series Trust II, Lazard Retirement Series, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, Salomon Brothers Variable Series Funds Inc, UBS Series Trust, and Van Kampen Universal Institutional Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.



You may withdraw all or part of the contract's value before annuity payments begin. You might incur federal income tax penalties for these early withdrawals. We may charge you a surrender charge up to 6% of the amount withdrawn. You may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.



You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).



KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA AND THE VARIABLE ANNUITY CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2005. WE HAVE INCORPORATED THE STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE. IT IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING US AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION IS ON THE BACK PAGE OF THIS PROSPECTUS.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT FUND PROSPECTUSES.



                                  MAY 1, 2005


FORM 8522

                               TABLE OF CONTENTS


Available Funds.............................     2
Fee Table...................................     4
  Financial Statements......................     5
Accumulation Unit Values....................     5
  Ohio National Life........................    15
  Ohio National Variable Account A..........    16
  The Funds.................................    16
  Mixed and Shared Funding..................    17
  Voting Rights.............................    17
Distribution of Variable Annuity
  Contracts.................................    17
Deductions and Expenses.....................    18
  Surrender Charge..........................    18
  Contract Administration Charge............    18
  Deduction for Administrative Expenses.....    18
  Deduction for Risk Undertakings...........    18
  Charges for Optional Benefits.............    19
  Transfer Fee..............................    19
  Deduction for State Premium Tax...........    20
  Fund Expenses.............................    20
Description of Variable Annuity Contracts...    20
  10-Day Free Look..........................    20
Accumulation Period.........................    20
  Purchase Payments.........................    20
  Accumulation Units........................    20
  Crediting Accumulation Units..............    20
  Allocation of Purchase Payments...........    21
  Optional Asset Allocation Models..........    21
  Accumulation Unit Value and Accumulation
    Value...................................    21
  Net Investment Factor.....................    22
  Surrender and Withdrawal..................    22
  Transfers among Subaccounts...............    22
  Effective Time for Purchase, Transfer and
    Redemption Orders.......................    24
  Electronic Access.........................    24
  Scheduled Transfers (Dollar Cost
    Averaging)..............................    24
  Portfolio Rebalancing.....................    25
  Optional Guaranteed Principal Access
    ("GPA") Rider...........................    25
  Optional Guaranteed Principal Protection
    ("GPP").................................    27
  Death Benefit.............................    28
  Guaranteed Account........................    29
  Ohio National Life Employee Discount......    30
Annuity Period..............................    30
  Annuity Payout Date.......................    30
  Annuity Options...........................    31
  Determination of Amount of the First
    Variable Annuity Payment................    31
  Annuity Units and Variable Payments.......    31
  Transfers During Annuity Payout...........    32
  Optional Guaranteed Minimum Income Benefit
    ("GMIB")................................    32
Other Contract Provisions...................    33
  Assignment................................    33
  Reports and Confirmations.................    33
  Substitution for Fund Shares..............    34
  Contract Owner Inquiries..................    34
  Performance Data..........................    34
Federal Tax Status..........................    34
  Tax-Deferred Annuities....................    36
  Qualified Pension or Profit-Sharing
    Plans...................................    36
  Withholding on Annuity Payments...........    37
  Individual Retirement Annuities (IRAs)....    37
IRA Disclosure Statement....................    38
  Free Look Period..........................    38
  Eligibility Requirements..................    38
  Contributions and Deductions..............    38
  IRA for Non-working Spouse................    39
  Rollover Contribution.....................    39
  Premature Distributions...................    40
  Distribution at Retirement................    40
  Inadequate Distributions -- 50% Tax.......    40
  Death Benefits............................    40
  Roth IRAs.................................    41
  Savings Incentive Match Plan for Employees
    (SIMPLE)................................    41
  Reporting to the IRS......................    41
Illustration of IRA Fixed Accumulations.....    42
Statement of Additional Information
  Contents..................................    43


                                AVAILABLE FUNDS

The investment adviser for Ohio National Fund, Inc. and Dow Target Variable Fund LLC is their affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

OHIO NATIONAL FUND, INC.                                  INVESTMENT ADVISER (SUBADVISER)
Money Market Portfolio                                    Ohio National Investments, Inc.
Equity Portfolio                                          (Legg Mason Funds Management, Inc.)
Bond Portfolio                                            Ohio National Investments, Inc.
Omni Portfolio (an asset allocation fund)                 (Suffolk Capital Management, LLC)
S&P 500 Index(R) Portfolio                                Ohio National Investments, Inc.
International Portfolio                                   (Federated Global Investment Management Corp.)
International Small Company Portfolio                     (Federated Global Investment Management Corp.)
Capital Appreciation Portfolio                            (Jennison Associates LLC)
Discovery (formerly called Small Cap) Portfolio           (Founders Asset Management LLC)
Aggressive Growth Portfolio                               (Janus Capital Management LLC)
Mid Cap Opportunity (formerly Growth & Income) Portfolio  (RS Investment Management, L.P.)
Capital Growth Portfolio                                  (Eagle Asset Management, Inc.)
High Income Bond Portfolio                                (Federated Investment Management Company)
Blue Chip Portfolio                                       (Federated Equity Management Company of Pennsylvania)
Small Cap Growth (formerly called Core Growth) Portfolio  (UBS Global Asset Management (Americas), Inc.)
Nasdaq-100(R) Index Portfolio                             Ohio National Investments, Inc.

Bristol Portfolio (large cap stocks)                      (Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)            (Suffolk Capital Management, LLC)

FORM 8522


U.S. Equity Portfolio                                     (ICON Advisers, Inc.)
Balanced Portfolio                                        (ICON Advisers, Inc.)
Covered Call Portfolio                                    (ICON Advisers, Inc.)
THE DOW(SM) TARGET VARIABLE FUND LLC
The Dow Target 10 Portfolios                              (First Trust Advisors, L.P.)
The Dow Target 5 Portfolios                               (First Trust Advisors, L.P.)

DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES)
Appreciation Portfolio                                    (Fayez Sarofim & Co.)
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  (SERVICE CLASS 2)
VIP Contrafund(R) Portfolio (a value fund)                Fidelity Management & Research Company
VIP MidCap Portfolio                                      Fidelity Management & Research Company
VIP Growth Portfolio                                      Fidelity Management & Research Company
VIP Equity-Income Portfolio                               Fidelity Management & Research Company
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Growth and Income Fund                      Goldman Sachs Asset Management, L.P.
Goldman Sachs CORESM U.S. Equity Fund                     Goldman Sachs Asset Management, L.P.
Goldman Sachs Capital Growth Fund                         Goldman Sachs Asset Management, L.P.

JANUS ASPEN SERIES (SERVICE SHARES)
Growth Portfolio                                          Janus Capital Management LLC
International Growth Portfolio                            Janus Capital Management LLC
Worldwide Growth Portfolio                                Janus Capital Management LLC
Balanced Portfolio                                        Janus Capital Management LLC

J.P. MORGAN SERIES TRUST II
JPMorgan Mid Cap Value Portfolio                          Robert Fleming, Inc.
JPMorgan Small Company Portfolio                          J.P. Morgan Investment Management Inc.

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Small Cap Portfolio                     Lazard Asset Management LLC
Lazard Retirement Emerging Markets Portfolio              Lazard Asset Management LLC

Lazard Retirement Equity Portfolio                        Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio          Lazard Asset Management LLC
MFS(R) VARIABLE INSURANCE TRUSTSM (SERVICE CLASS)
MFS Investors Growth Stock Series                         Massachusetts Financial Services Company
MFS Mid Cap Growth Series                                 Massachusetts Financial Services Company
MFS New Discovery Series                                  Massachusetts Financial Services Company
MFS Total Return Series                                   Massachusetts Financial Services Company

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE SHARES)
Real Return Portfolio                                     Pacific Investment Management Company LLC
Total Return Portfolio                                    Pacific Investment Management Company LLC
Global Bond Portfolio                                     Pacific Investment Management Company LLC
THE PRUDENTIAL SERIES FUND, INC.
Jennison Portfolio (a growth stock fund)                  Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)  Jennison Associates LLC

ROYCE CAPITAL FUND
Royce Small-Cap Portfolio                                 Royce & Associates, LLC
Royce Micro-Cap Portfolio                                 Royce & Associates, LLC
SALOMON BROTHERS VARIABLE SERIES FUNDS INC
All Cap Fund (formerly named Capital Fund)                Salomon Brothers Asset Management Inc
Total Return Fund                                         Salomon Brothers Asset Management Inc
Investors Fund (a value and growth fund)                  Salomon Brothers Asset Management Inc

UBS SERIES TRUST
U.S. Allocation Portfolio                                 UBS Global Asset Management (US) Inc.

VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS (CLASS II)
Core Plus Fixed Income (formerly Fixed Income) Portfolio  Van Kampen*
U.S. Real Estate Portfolio                                Van Kampen*



* Morgan Stanley Investment Management Inc., the investment advisor to these portfolios, does business in certain instances as Van Kampen.


FORM 8522

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY WHEN YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS (FUNDS). STATE PREMIUM TAXES MAY ALSO BE DEDUCTED IF APPLICABLE.

CONTRACT OWNER TRANSACTION EXPENSES                               YEARS       CHARGE
-----------------------------------                               -----       ------
Deferred Sales Load (this "surrender charge" is a percentage
  of value withdrawn; the                                               1st       6%
percentage varies with the number of years from purchase
  payments to which values relate)                                      2nd       6%
                                                                        3rd       6%
                                                                        4th       5%
                                                                        5th       3%
                                                                        6th       2%
                                                              7th and later       0%


Exchange ("Transfer") Fee                   $10 (currently no charge for the first 12 transfers each
                                            contract year)
Premium Tax (charged upon annuitization)    0.5% to 3.5% depending on state law
THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY PERIODICALLY WHILE YOU OWN THE CONTRACT, NOT
INCLUDING FUND FEES AND EXPENSES.
Annual Contract Fee                         $30 (no fee if your contract value exceeds $50,000)



Separate Account Annual Expenses (as a percentage of average account value or death benefit amount)
Mortality and Expense Risk Fees                               0.65%
Account Expenses                                              0.25%
                                                              ----
Total Separate Account Annual Expenses (without optional
  added benefits)                                             0.90%

Optional Annual Stepped-up Death Benefit                      0.05%
Optional Guaranteed Minimum Death Benefit ("GMDB")            0.10%
Optional Guaranteed Minimum Death Benefit Plus ("GMDB" Plus)  0.45%
Optional Combination Death Benefit (a combination of the
  Stepped-up Death Benefit and the GMDB Plus)                 [0.50%]
Optional Enhanced Death Benefit ("GEB")                       0.30%
Additional cost of GEB if you are age 71 to 75 when issued    0.30%
Optional Guaranteed Minimum Income Benefit ("GMIB Plus")
  (percentage of guaranteed income base)                      0.55%
Optional Guaranteed Minimum Income Benefit ("GMIB")           0.45%
Optional Guaranteed Principal Access ("GPA") (8% guarantee)
  (a 7% guarantee is available for an annual charge of
  0.40%)                                                      0.50%
Optional Guaranteed Principal Protection ("GPP") (percentage
  of average annual guaranteed principal amount)              0.20%
                                                              ----
Total Separate Account Annual Expenses with all optional
  added benefits at their maximum cost                        3.90%



(Note that you may only have one of GPA or GPP. You may not have a GPA with either GMIB. You may not have a GMIB and GMIB Plus. You may not have the GMDB with a GMDB Plus.)


If you choose any of the optional benefits, the additional charges are made on each contract anniversary. For the optional annual stepped-up death benefit or the optional GMDB, the charges are based on the death benefit amount which may be greater than the account value. In that event, the expenses shown as a percentage of death benefit would be a larger percentage of the average account value and the amounts shown in the examples would be larger. If you choose the optional GEB, the charge is 0.15% or 0.30% (0.30% or 0.60% if you are age 71 to 75 when the contract is issued) of the average variable account value. If you choose the optional GMIB, the charge is based on the guaranteed income base which may be greater than the contract value when the charge is made. In that event, amounts shown in the examples would be larger. The table and examples assume purchase of all available optional benefits. The total expenses shown above and in the examples will be less if you do not purchase all

FORM 8522
available options. See Death Benefit, Optional Guaranteed Minimum Income Benefit ("GMIB"), Optional Guaranteed Principal Access ("GPA") Rider and Optional Guaranteed Principal Protection ("GPP") for details.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES INCURRED BY THE FUNDS DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Total Annual Fund Operating Expenses (expenses deducted from
  Fund assets, including management fees, distribution
  (12b-1) fees and other Fund operating expenses)              0.44%     3.92%

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES FOR THE MOST EXPENSIVE AVAILABLE FUND.

THE EXAMPLE ASSUMES YOU INVEST $10,000 IN THE CONTRACT FOR THE PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF THE MOST EXPENSIVE AVAILABLE FUND. THE EXAMPLE ASSUMES YOU HAVE SELECTED ALL THE AVAILABLE OPTIONAL BENEFITS AND THE COSTS FOR THOSE BENEFITS ARE BASED ON CONTRACT VALUES OR DEATH BENEFIT AMOUNTS FOR A CONTRACT EXPERIENCING THE ASSUMED ANNUAL INVESTMENT RETURN OF 5%. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:

        1 YEAR       3 YEARS      5 YEARS      10 YEARS
        ------       -------      -------      --------
        $1,223       $2,679       $3,991        $8,341

(2) IF YOU ANNUITIZE AT THE END OF THE APPLICABLE PERIOD, OR IF YOU DO NOT SURRENDER YOUR CONTRACT:

        1 YEAR       3 YEARS      5 YEARS      10 YEARS
        -------      -------      -------      --------
         $682        $2,135       $3,719        $8,341

FINANCIAL STATEMENTS


The complete financial statements of VAA and Ohio National Life, including the Independent Registered Public Accounting Firm's Reports for them, are included in the Statement of Additional Information.


                            ACCUMULATION UNIT VALUES

This series of variable annuity contracts began on May 1, 1998. Since then, the following changes have been made to available Funds:

January 6, 1999        The Dow Target Variable Funds added
May 1, 1999            Ohio National Fund International Small Company portfolio and
                       Lazard Retirement Series portfolios added
July 1, 1999           Ohio National Fund Equity portfolio and UBS Series (formerly called Mitchell Hutchins or Brinson Series) portfolios added
January 3, 2000        Ohio National Fund Discovery (formerly called Small Cap) and
                       Aggressive Growth portfolios and Prudential Series Fund
                       portfolios added
May 1, 2000            Ohio National Fund Small Cap Growth (formerly called Core
                       Growth) and Nasdaq-100 Index portfolios, Janus Aspen Series
                       Service Shares portfolios, PBHG Technology & Communications portfolio and Fidelity Variable Insurance Products
                       portfolios added; Janus Aspen Series Institutional Shares
                       portfolios and Van Kampen (formerly called Morgan Stanley)
                       Universal Institutional Funds Value and Emerging Markets
                       Debt portfolios discontinued for new contracts

FORM 8522


September 15, 2000     UBS Series (formerly called Mitchell Hutchins or Brinson
                       Series) Strategic Income and Small Cap portfolios
                       discontinued for new contracts
March 19, 2001         Strong Multi Cap Value Fund II (formerly called Strong
                       Schafer Value Fund II) discontinued for new contracts
October 26, 2001       UBS Series (formerly Mitchell Hutchins or Brinson Series)
                       Growth & Income portfolio discontinued for new contracts;
                       Brinson Growth & Income, Small Cap and Strategic Income
                       portfolios merged into Alliance Variable Products Series
                       Growth & Income, Quasar and Global Bond portfolios,
                       respectively.
November 1, 2001       JPMorgan Mid Cap Value portfolio and MFS Variable Insurance
                       Trust funds added
December 17, 2001      First American Insurance Portfolios ("FAIP") Corporate Bond
                       portfolio replaced Ohio National Fund Strategic Income
                       portfolio, and FAIP Equity Income portfolio replaced Ohio
                       National Fund Relative Value portfolio and Firstar Growth &
                       Income portfolio through mergers
May 1, 2002            Ohio National Fund Bristol and Bryton Growth portfolios
                       added
August 1, 2002         PIMCO Variable Insurance Trust portfolios added
May 1, 2003            Dreyfus Variable Investment Fund Appreciation portfolio and
                       Royce Capital Fund portfolios added; The Dow Target Variable
                       Fund LLC Quarterly portfolios replaced monthly portfolios
                       through mergers, Van Kampen Universal Institutional Funds
                       (Class I) Core Plus Fixed Income and U.S. Real Estate
                       portfolios discontinued for new contracts, and Van Kampen
                       Universal Institutional Funds (Class II) Core Plus Fixed
                       Income and U.S. Real Estate portfolios added for new
                       contracts
October 1, 2003        Fidelity VIP Equity-Income portfolio added First American
                       Insurance Portfolios discontinued for new contracts.
May 1, 2004            Ohio National Fund U.S. Equity, Balanced and Covered Call
                       portfolios added; PBHG Technology & Communications portfolio and Strong Variable Insurance Funds discontinued for new
                       contracts.
May 1, 2005            The Lazard Retirement Series Lazard Retirement Equity
                       Portfolio and Lazard Retirement International Equity
                       Portfolio were added.


OHIO NATIONAL FUND:


                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Money Market                                1998               $10.00             $10.29              49,676
                                            1999                10.29              10.71             487,881
                                            2000                10.71              11.29             515,726
                                            2001                11.29              11.61             726,435
                                            2002                11.61              11.67             787,110
                                            2003                11.67              11.65             483,179
                                            2004                11.65              11.64             718,003

Equity                                      1999                10.00              10.82             746,946
                                            2000                10.83              10.02           1,874,476
                                            2001                10.02               9.09           2,343,298
                                            2002                 9.09               7.32           2,332,617
                                            2003                 7.32              10.48           2,772,163
                                            2004                10.48              11.67           3,704,388

Bond                                        1998                10.00              10.25               9,887
                                            1999                10.25              10.22              34,577
                                            2000                10.22              10.72              62,018
                                            2001                10.72              11.52             147,427
                                            2002                11.52              12.41             304,941
                                            2003                12.41              13.58             328,037
                                            2004                13.58              14.25             604,979


FORM 8522

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Omni                                        1998               $10.00             $ 9.41              28,181
                                            1999                 9.41              10.39              71,697
                                            2000                10.39               8.76              99,309
                                            2001                 8.76               7.55              91,519
                                            2002                 7.55               5.78              74,721
                                            2003                 5.78               7.23              91,379
                                            2004                 7.23               7.67             249,892

S&P 500 Index                               1998                10.00              11.18              70,846
                                            1999                11.18              13.91             382,424
                                            2000                13.91              12.46             622,336
                                            2001                12.46              10.70             662,230
                                            2002                10.70               8.21             598,915
                                            2003                 8.21              10.40             664,592
                                            2004                10.40              11.37             647,913

International                               1998                10.00               9.38               2,070
                                            1999                 9.38              15.57               5,655
                                            2000                15.57              12.00              66,134
                                            2001                12.00               8.38              71,854
                                            2002                 8.38               6.59              84,460
                                            2003                 6.59               8.66             322,930
                                            2004                 8.66               9.70           1,017,534

International Small Company                 1999                10.00              15.12               5,267
                                            2000                15.12              10.45              48,950
                                            2001                10.45               7.32              55,262
                                            2002                 7.32               6.17              52,385
                                            2003                 6.17               9.41              62,867
                                            2004                 9.41              11.27              91,275

Capital Appreciation                        1998                10.00               9.87              12,436
                                            1999                 9.87              10.41              88,690
                                            2000                10.41              13.57             115,152
                                            2001                13.57              14.75             247,596
                                            2002                14.75              11.68             287,639
                                            2003                11.68              15.22             271,812
                                            2004                15.22              16.97             390,386

Mid Cap Opportunity                         1998                10.00               9.32               7,214
                                            1999                 9.32              14.99             129,893
                                            2000                14.99              13.63             285,102
                                            2001                13.63              11.75             304,951
                                            2002                11.75               8.66             294,737
                                            2003                 8.66              12.57             299,086
                                            2004                12.57              14.14             361,287

Capital Growth                              1998                10.00              10.40               4,359
                                            1999                10.40              31.20              97,232
                                            2000                31.20              22.88             235,273
                                            2001                22.88              19.36             230,722
                                            2002                19.36              11.12             226,829
                                            2003                11.12              15.44             216,887
                                            2004                15.44              18.31             201,998


FORM 8522

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
High Income Bond                            1998               $10.00             $ 9.92              15,817
                                            1999                 9.92              10.03              43,953
                                            2000                10.03               9.24              80,540
                                            2001                 9.24               9.55             108,594
                                            2002                 9.55               9.84             165,141
                                            2003                 9.84              11.97             203,555
                                            2004                11.97              13.13             226,445

Blue Chip                                   1998                10.00              10.17              32,060
                                            1999                10.17              10.69              58,612
                                            2000                10.69              10.70              76,020
                                            2001                10.70              10.16              76,008
                                            2002                10.16               8.11              76,041
                                            2003                 8.11              10.18             134,460
                                            2004                10.18              11.06             126,918

Discovery                                   2000                10.00               9.36             150,841
                                            2001                 9.36               7.57             212,203
                                            2002                 7.57               5.05             241,120
                                            2003                 5.05               6.89             360,171
                                            2004                 6.89               7.57             343,161

Aggressive Growth                           2000                10.00               7.61             112,907
                                            2001                 7.61               5.14             140,922
                                            2002                 5.14               3.68              76,997
                                            2003                 3.68               4.79              68,946
                                            2004                 4.79               5.17              32,977

Small Cap Growth                            2000                10.00               7.75              54,345
                                            2001                 7.75               4.64              63,172
                                            2002                 4.64               3.26              67,854
                                            2003                 3.26               4.70              95,546
                                            2004                 4.70               5.19              76,298

Nasdaq-100 Index                            2000                10.00               6.05              46,885
                                            2001                 6.05               4.04             105,531
                                            2002                 4.04               2.51             192,327
                                            2003                 2.51               3.68             276,066
                                            2004                 3.68               4.01             403,259

Bristol                                     2002                10.00               7.85               9,173
                                            2003                 7.85              10.31               9,401
                                            2004                10.31              11.10              12,661

Bryton Growth                               2002                10.00               6.84               9,188
                                            2003                 6.84               9.19              14,798
                                            2004                 9.19               9.79              20,773

Balanced                                    2004                10.00              11.26               7,633

U.S. Equity                                 2004                10.00              11.64              28,484

Covered Call                                2004                10.00              10.69              28,221


FORM 8522

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
DOW TARGET VARIABLE FUND LLC
DOW TARGET 10 PORTFOLIOS:
First Quarter                               1999               $10.00             $10.21              21,069
                                            2000                10.21              10.30              23,921
                                            2001                10.30               9.85              24,143
                                            2002                 9.85               8.72              14,343
                                            2003                 8.72              10.82              37,842
                                            2004                10.82              11.07              31,665

Second Quarter                              1999                10.00              10.21              16,520
                                            2000                10.21              10.37              26,576
                                            2001                10.37              10.07              22,941
                                            2002                10.07               9.32              12,414
                                            2003                 9.32              11.85              30,998
                                            2004                11.85              11.97              30,100

Third Quarter                               1999                10.00               8.87              30,287
                                            2000                 8.87               9.17              34,206
                                            2001                 9.17               8.78              32,826
                                            2002                 8.78               7.96              35,258
                                            2003                 7.96               9.82              63,987
                                            2004                 9.82              10.06              74,755

Fourth Quarter                              1999                10.00               9.25              63,617
                                            2000                 9.25              10.00              13,715
                                            2001                10.00               9.75              14,100
                                            2002                 9.75               9.12              10,579
                                            2003                 9.12              11.19              48,093
                                            2004                11.19              11.21              24,956

DOW TARGET 5 PORTFOLIOS:
First Quarter                               2000                10.00              11.22                 227
                                            2001                11.22              10.75                  65
                                            2002                10.75               9.18                   0
                                            2003                 9.18              11.03                 996
                                            2004                11.03              12.10                 995

Second Quarter
                                            2000                10.00              12.37                 297
                                            2001                12.37              10.95                 221
                                            2002                10.95               9.82                 146
                                            2003                 9.82              12.00                 276
                                            2004                12.00              13.19                 146

Third Quarter
                                            2000                10.00              11.77                  62
                                            2001                11.77              11.05                  62
                                            2002                11.05               9.77              20,766
                                            2003                 9.77              11.12               1,957
                                            2004                11.12              11.89               2,704


FORM 8522

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Fourth Quarter
                                            1999               $10.00             $ 8.51                 946
                                            2000                 8.51               9.20                 956
                                            2001                 9.20               9.41               1,206
                                            2002                 9.41               8.78               3,179
                                            2003                 8.78              10.40               1,828
                                            2004                10.40              10.99               1,023

DREYFUS VARIABLE INSURANCE FUND
  (SERVICE SHARES):
Appreciation                                2003                10.00              11.73              14,079
                                            2004                11.73              12.18              32,155

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Growth and Income             1998                10.00               8.88              24,326
                                            1999                 8.88               9.27              70,592
                                            2000                 9.27               8.76              91,361
                                            2001                 8.76               7.87              79,514
                                            2002                 7.87               6.92              83,623
                                            2003                 6.92               8.53              97,467
                                            2004                 8.53              10.08             266,214

Goldman Sachs CORE U.S. Equity              1998                10.00              10.22              21,555
                                            1999                10.22              12.59              83,199
                                            2000                12.59              11.28             111,950
                                            2001                11.28               9.84              99,007
                                            2002                 9.84               7.62             101,320
                                            2003                 7.62               9.78             120,665
                                            2004                 9.78              11.14             143,000

Goldman Sachs Capital Growth                1998                10.00              11.23              15,484
                                            1999                11.23              14.15              28,310
                                            2000                14.15              12.90              46,516
                                            2001                12.90              10.94              62,797
                                            2002                10.94               8.20              68,203
                                            2003                 8.20              10.06              64,973
                                            2004                10.06              10.88             174,593

JANUS ASPEN SERIES (INSTITUTIONAL
  SHARES):
Growth                                      1998                10.00              11.60              59,300
                                            1999                11.60              16.55             409,857
                                            2000                16.55              14.01             645,853
                                            2001                14.01              10.45             596,168
                                            2002                10.45               7.61             463,086
                                            2003                 7.61               9.66           1,492,481
                                            2004                 9.66              10.30             255,162

International Growth                        1998                10.00               9.91               3,169
                                            1999                 9.91              17.90              48,536
                                            2000                17.90              14.91             114,822
                                            2001                14.91              11.34             104,233
                                            2002                11.34               8.36              82,021
                                            2003                 8.36              11.18              62,869
                                            2004                11.18              13.19              61,451


FORM 8522

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Worldwide Growth                            1998               $10.00             $10.54              53,905
                                            1999                10.54              17.18             319,718
                                            2000                17.18              14.36             497,473
                                            2001                14.36              11.04             397,264
                                            2002                11.04               8.15             321,826
                                            2003                 8.15              10.01             247,172
                                            2004                10.01              10.40             147,886

Balanced                                    1998                10.00              11.67              42,915
                                            1999                11.67              14.66             359,275
                                            2000                14.66              14.19             497,551
                                            2001                14.19              13.41             459,055
                                            2002                13.41              12.43             358,015
                                            2003                12.43              14.06             268,663
                                            2004                14.06              15.12             193,173

JANUS ASPEN SERIES (SERVICE SHARES):
Growth                                      2000                10.00               8.10             244,857
                                            2001                 8.10               6.03             446,943
                                            2002                 6.03               4.38             420,322
                                            2003                 4.38               5.71             343,417
                                            2004                 5.71               5.89             286,066

International Growth                        2000                10.00               7.90              19,360
                                            2001                 7.90               6.00             166,194
                                            2002                 6.00               4.41             181,433
                                            2003                 4.41               5.88             136,058
                                            2004                 5.88               6.92             196,732

Worldwide Growth                            2000                10.00               8.01             263,203
                                            2001                 8.01               6.14             449,841
                                            2002                 6.14               4.52             398,989
                                            2003                 4.52               5.54             326,572
                                            2004                 5.54               5.74             265,504

Balanced                                    2000                10.00               9.75             197,562
                                            2001                 9.75               9.19             360,002
                                            2002                 9.19               8.50             388,415
                                            2003                 8.50               9.58             367,126
                                            2004                 9.58              10.28             351,147

J.P. MORGAN SERIES TRUST II:
JPMorgan Small Company                      1998                10.00               8.36              11,686
                                            1999                 8.36              11.96              50,791
                                            2000                11.96              10.51              75,985
                                            2001                10.51               9.58              92,257
                                            2002                 9.58               7.44             119,187
                                            2003                 7.44              10.03             142,615
                                            2004                10.03              12.64             244,935

JPMorgan Mid Cap Value                      2001                10.00              10.96                 480
                                            2002                10.96              10.96              29,825
                                            2003                10.96              14.07              91,955
                                            2004                14.07              16.89             254,317


FORM 8522

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
LAZARD RETIREMENT SERIES:
Lazard Retirement Small Cap                 1999               $10.00             $ 9.31               1,275
                                            2000                 9.31              11.17               9,081
                                            2001                11.17              13.13              60,187
                                            2002                13.13              10.72             147,305
                                            2003                10.72              14.57             156,880
                                            2004                14.57              16.59             229,934

Lazard Retirement Emerging Markets          1999                10.00              11.51               6,709
                                            2000                11.51               8.21              24,583
                                            2001                 8.21               7.72              42,948
                                            2002                 7.72               7.54              54,024
                                            2003                 7.54              11.42              83,226
                                            2004                11.42              14.78             118,442

MFS VARIABLE INSURANCE TRUST:
New Discovery                               2001                10.00              11.56              13,022
                                            2002                11.56               7.81              21,801
                                            2003                 7.81              10.33              24,472
                                            2004                10.33              10.87              19,767

Investors Growth Stock                      2001                10.00              10.72               3,466
                                            2002                10.72               7.68              12,078
                                            2003                 7.68               9.33              38,894
                                            2004                 9.33              10.08              38,391

Mid Cap Growth                              2001                10.00              11.11                 320
                                            2002                11.11               6.23              12,149
                                            2003                 6.23               8.43              31,657
                                            2004                 8.43               9.56              42,864

Total Return                                2001                10.00              10.26               3,722
                                            2002                10.26               9.63             174,723
                                            2003                 9.63              11.07             321,878
                                            2004                11.07              12.18             463,212

UBS SERIES TRUST:
U.S. Allocation                             1999                10.00              10.50               8,361
                                            2000                10.50              10.18              31,615
                                            2001                10.18               8.82              74,273
                                            2002                 8.82               6.74              88,576
                                            2003                 6.74               8.50             147,157
                                            2004                 8.50               9.30             141,986

VAN KAMPEN UNIVERSAL INSTITUTIONAL
  FUNDS (CLASS I):
Core Plus Fixed Income                      1998                10.00              10.48               3,905
                                            1999                10.48              10.22              51,044
                                            2000                10.22              11.25              56,923
                                            2001                11.25              12.19              48,463
                                            2002                12.19              12.97              42,121
                                            2003                12.97              13.45              32,204
                                            2004                13.45              13.91              29,175


FORM 8522

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Value                                       1998               $10.00             $ 8.83               2,408
                                            1999                 8.83               8.59              11,662
                                            2000                 8.59              10.64              18,756
                                            2001                10.64              10.78              15,465
                                            2002                10.78               8.32               8,393
                                            2003                 8.32              11.05              10,715
                                            2004                11.05              12.91               9,265

U.S. Real Estate                            1998                10.00               8.97                   0
                                            1999                 8.97               8.76              13,366
                                            2000                 8.76              11.22              25,564
                                            2001                11.22              12.22              15,975
                                            2002                12.22              12.01              12,813
                                            2003                12.01              16.37              31,222
                                            2004                16.37              22.13              46,568

Emerging Markets Debt                       1998                10.00               6.74                   0
                                            1999                 6.74               8.65               5,903
                                            2000                 8.65               9.54               8,544
                                            2001                 9.54              10.41               5,107
                                            2002                10.41              11.27               4,551
                                            2003                11.27              14.29                 527
                                            2004                14.29              15.58               2,238

VAN KAMPEN UNIVERSAL INSTITUTIONAL
  FUNDS (CLASS II):
Core Plus Fixed Income                      2003                10.00              11.55              11,734
                                            2004                11.55              11.91              12,926

U.S. Real Estate                            2003                10.00              12.82              14,316
                                            2004                12.82              17.29             115,803

PBHG INSURANCE SERIES FUND:
Technology & Communications                 2000                10.00               5.35              75,715
                                            2001                 5.35               2.53             135,208
                                            2002                 2.53               1.15             111,881
                                            2003                 1.15               1.66             140,033
                                            2004                 1.66               1.75             119,967

PIMCO VARIABLE INSURANCE TRUST:
Real Return                                 2002                10.00              10.68              30,817
                                            2003                10.68              11.53             174,108
                                            2004                11.53              12.44             561,294

Total Return                                2002                10.00              10.44              61,436
                                            2003                10.44              10.87             203,238
                                            2004                10.87              11.30             275,893

Global Bond                                 2002                10.00              10.70               5,341
                                            2003                10.70              12.14              48,795
                                            2004                12.14              13.30              81,063


FORM 8522

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
PRUDENTIAL SERIES FUND:
Jennison                                    2000               $10.00             $ 8.61              31,339
                                            2001                 8.61               6.95              42,197
                                            2002                 6.95               4.74              57,686
                                            2003                 4.74               6.09              78,941
                                            2004                 6.09               6.59              81,191

Jennison 20/20 Focus                        2000                10.00               9.77               3,427
                                            2001                 9.77               9.56               5,108
                                            2002                 9.56               7.33               6,681
                                            2003                 7.33               9.36              67,222
                                            2004                 9.36              10.70             112,073

ROYCE CAPITAL FUND:
Small-Cap                                   2003                10.00              14.00             136,253
                                            2004                14.00              17.34             302,187

Micro-Cap                                   2003                10.00              14.73              47,410
                                            2004                14.73              16.62             148,433

SALOMON BROTHERS VARIABLE SERIES:
All Cap                                     1998                10.00              10.70               2,810
                                            1999                10.70              12.50              15,238
                                            2000                12.50              15.18              19,554
                                            2001                15.18              15.33              58,830
                                            2002                15.33              11.38              60,895
                                            2003                11.38              15.68              67,026
                                            2004                15.68              16.84              93,302

Total Return                                1998                10.00              10.04               4,958
                                            1999                10.04              10.03              29,385
                                            2000                10.03              10.72              33,657
                                            2001                10.72              10.54              52,597
                                            2002                10.54               9.73              55,689
                                            2003                 9.73              11.18              51,447
                                            2004                11.18              12.05              49,135

Investors                                   1998                10.00              10.17               6,727
                                            1999                10.17              11.25               7,741
                                            2000                11.25              12.85              13,083
                                            2001                12.85              12.20              32,448
                                            2002                12.20               9.31              50,000
                                            2003                 9.31              12.21              54,924
                                            2004                12.21              13.35              59,379

STRONG VARIABLE INSURANCE FUNDS:
Strong Mid Cap Growth II                    1998                10.00              11.56              10,255
                                            1999                11.56              21.76             150,463
                                            2000                21.76              18.37             313,405
                                            2001                18.37              12.60             321,910
                                            2002                12.60               7.80             303,965
                                            2003                 7.80              10.38             284,194
                                            2004                10.38              12.25             238,314


FORM 8522

                                           YEAR ENDED       UNIT VALUE AT      UNIT VALUE AT    NUMBER OF UNITS
                                           DECEMBER 31    BEGINNING OF YEAR     END OF YEAR     AT END OF YEAR
                                           -----------    -----------------    -------------    ---------------
Strong Opportunity II                       1998               $10.00             $ 9.57              10,471
                                            1999                 9.57              12.80              43,944
                                            2000                12.80              13.52             124,830
                                            2001                13.52              12.90             180,541
                                            2002                12.90               9.36             225,389
                                            2003                 9.36              12.71             212,892
                                            2004                12.71              14.89             183,977

Strong Multi Cap Value II                   1998                10.00               9.42               1,865
                                            1999                 9.42               9.07              16,693
                                            2000                 9.07               9.69              11,183
                                            2001                 9.69              10.00               9,575
                                            2002                10.00               7.62               8,108
                                            2003                 7.62              10.45               8,927
                                            2004                10.45              12.09               6,857

FIDELITY VARIABLE INSURANCE PRODUCTS
  FUND:
VIP Contrafund                              2000                10.00               9.26              44,969
                                            2001                 9.26               8.03             157,198
                                            2002                 8.03               7.19             209,793
                                            2003                 7.19               9.14             368,098
                                            2004                 9.14              10.43             597,830

VIP Mid Cap                                 2000                10.00              11.18              35,810
                                            2001                11.18              10.69             133,190
                                            2002                10.69               9.54             219,089
                                            2003                 9.54              13.06             307,771
                                            2004                13.06              16.14             447,592

VIP Growth                                  2000                10.00               8.48              42,519
                                            2001                 8.48               6.90             134,439
                                            2002                 6.90               4.77             201,437
                                            2003                 4.77               6.26             246,113
                                            2004                 6.26               6.40             260,661

ALLIANCE VARIABLE PRODUCTS SERIES:
Growth & Income                             2001                10.00               9.85              12,170
                                            2002                 9.85               7.59              10,093
                                            2003                 7.59               9.94               9,831
                                            2004                 9.94              10.96               6,254

Quasar                                      2001                10.00              11.67               1,865
                                            2002                11.67               7.86               1,733
                                            2003                 7.86              11.32              20,043
                                            2004                11.32              13.12               1,668

Global Bond                                 2001                10.00               9.40              10,060
                                            2002                 9.40              10.87               9,238
                                            2003                10.87              12.18               9,103
                                            2004                12.18              13.20               8,961


OHIO NATIONAL LIFE


Ohio National Life was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $13 billion and equity of approximately $1.2 billion. Our home office is located at One Financial


FORM 8522

Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the majority voting interest of the holding company.

OHIO NATIONAL VARIABLE ACCOUNT A

We established VAA on August 1, 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.

THE FUNDS

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund's investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

FORM 8522

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund's average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

MIXED AND SHARED FUNDING

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA's participation in a Fund. Material conflicts could result from such things as:

- changes in state insurance law;

- changes in federal income tax law;

- changes in the investment management of any Fund; or

- differences in voting instructions given by different types of owners.

VOTING RIGHTS

We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ") is a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are


FORM 8522
registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. We pay ONEQ 7.25% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ's address is One Financial Way, Montgomery, Ohio 45242.

                            DEDUCTIONS AND EXPENSES

SURRENDER CHARGE

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge is a percent of the lesser of (a) the amount you withdraw or surrender or (b) your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

    YEARS       PAYMENT
    -----       -------
     1st         6%
     2nd         6%
     3rd         6%
     4th         5%
     5th         3%
     6th         2%
7th and later    0%

During each contract year, you may withdraw not more than 10% of the contract value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments.

CONTRACT ADMINISTRATION CHARGE

Each year on the contract anniversary (or when you surrender the contract), we will deduct a contract administration charge of $30 from the contract value. This helps to repay us for maintaining the contract. There is no contract administration charge for contracts having a value of at least $50,000. There is no charge after annuity payments begin. We guarantee not to increase the contract administration charge.

DEDUCTION FOR ADMINISTRATIVE EXPENSES

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses not covered by the contract administration charge. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

DEDUCTION FOR RISK UNDERTAKINGS

We guarantee that, until annuity payments begin, the contract's value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

FORM 8522

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 0.65% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 0.65% on an annual basis. We agree that the deduction for these risk undertakings shall not be increased to more than the rate in effect at the time the contract is issued. We may discontinue this limitation on our right to increase the deduction, but only as to contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.35% for mortality risk, and 0.30% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

CHARGES FOR OPTIONAL BENEFITS


There is an additional annual charge if you choose an optional benefit. The additional charge is made on each contract anniversary. Not all optional benefits are available in all states. We may discontinue any of the optional benefits on new contracts at any time.



If you choose the annual stepped-up death benefit, the GMDB, GMDB Plus or the Combination Death Benefit as described under "Death Benefit," those annual charges are the following percentages of the optional death benefit amounts:



Annual stepped-up death benefit                                0.10%
GMDB                                                           0.25%
GMDB Plus                                                      0.45%
Combination Death Benefit                                      0.45%


If you choose the GEB, as described under "Death Benefit," the annual charge is the following percentage of your average variable account value:

GEB at issue ages through 70                                   0.15%
GEB at issue ages 71 through 75                                0.30%
GEB "Plus" at issue ages through 70                            0.30%
GEB "Plus" at issue ages 71 through 75                         0.60%


If you choose the GMIB or the GMIB Plus, the annual charge is the following percentage of your guaranteed income base as described under "Optional Guaranteed Minimum Income Benefit ("GMIB")":



Percent of GMIB guaranteed income base                         0.45%
Percent of GMIB Plus guaranteed income base                    0.55%



If you choose the GPA, the annual charge is the following percentage of your eligible contract value plus later purchase payments as described under "Optional Guaranteed Principal Access ("GPA") Rider:


For the 7% guaranteed annual withdrawal                        0.40%
For the 8% guaranteed annual withdrawal                        0.50%


If you choose the GPP, the annual charge is the following percentage of your average annual guaranteed principal amount as described under "Optional Guaranteed Principal Protection ("GPP")":


Percent of GPP beginning contract value                        0.20%

TRANSFER FEE


We may charge a transfer fee of $10 for each transfer from one or more subaccounts to other subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year. Other restrictions on transfers may apply. See "Transfers among Subaccounts" below.


FORM 8522

DEDUCTION FOR STATE PREMIUM TAX


Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates now range from 0.5% to 4.0%. We will deduct from your contract value the amount of any applicable premium tax when it is incurred. Normally, that is when an annuity payout option begins.


FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses.

                   DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

10-DAY FREE LOOK


You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value as of the date of cancellation. To revoke, you must return the contract to us within the free look period. In some states, state law requires that the original purchase price be returned in lieu of the current contract value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds will first be allocated to the Money Market Fund until the end of the free look period.


                              ACCUMULATION PERIOD

PURCHASE PAYMENTS

Your first purchase payment must be at least $10,000. You do not have to make any more payments after that. But you may make additional purchase payments at any time of at least $500 each ($300 for payroll deduction plans). We may limit your total purchase payments to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

ACCUMULATION UNITS

Until the annuity payout date, the contract value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

CREDITING ACCUMULATION UNITS


Your registered representative will send an order or application, together with the first purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.



You must send any additional purchase payments directly to our home office. They will then be applied to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office. Payments received after 4 p.m. on any process day (earlier on those days when the New York Stock Exchange closes early) will be priced at the next calculated unit value.


FORM 8522

ALLOCATION OF PURCHASE PAYMENTS

You may allocate your purchase payments among up to 10 variable subaccounts of VAA and to the Guaranteed Account. The amount you allocate to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office.

OPTIONAL ASSET ALLOCATION MODELS


You may choose an optional asset allocation model for your contract's variable account values. If you choose this option, it must be used for all your variable account values. There is no charge for using an optional asset allocation model. You may choose a model, discontinue using a model or change from one model to another at any time by notifying us. However, some optional benefits require participation in the asset allocation models. You may not use more than one model at a time.


Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap domestic value stocks, small cap domestic growth stocks, foreign stocks, long term investment-grade bonds, intermediate term bonds, high income bonds, money market instruments, real estate securities and so on). Historically, diversification among several different kinds of asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.


We have retained Ibbotson Associates to develop 5 asset allocation models, each comprising a combination of the contract's available Funds. Ibbotson selects the Funds for each of the 5 models in accordance with 5 risk/return profiles they have developed. The 5 models range from Model 1 (having relatively conservative investments with a lower risk/return profile) to Model 5 (having relatively aggressive investments with a higher risk/return profile).


Your registered representative or financial adviser can help you determine the model that best fits your risk tolerance, investment horizon and objectives. The variable account portion of any purchase payments you make after selecting an asset allocation model will be allocated among the Funds as specified by the model you choose.

At the end of each quarter, variable account values allocated within each model will be rebalanced to maintain the mix of investments in the proportions originally established for each model. You will then receive a confirmation of the transfers made among the Funds within your contract. The transfer charge does not apply to these quarterly rebalancing transactions. The transfer charge will apply if, by changing from one model to another you exceed the 12 free transfers allowed per year. When you change models, it counts as one transfer.


If your contract includes the optional Guaranteed Principal Protection (GPP) or Guaranteed Principal Access (GPA) rider, your variable account values must be in one of the models. The GPP or GPA rider will be cancelled if you are no longer using any model.



From time to time, we may change the fund allocations within the five models. Updated models reflect more recent market performance and Ibbotson's effort to maintain similar risk tolerance, investment horizon and objectives over time. When we change the fund allocations, we will contact you (or your registered representative if you have granted him or her authorization to make fund transfers) and ask for consent to move your contract values to the new models. If we do not get consent, your contract values will remain in the old models.


ACCUMULATION UNIT VALUE AND ACCUMULATION VALUE

We set the original accumulation unit value of each subaccount of VAA for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract's value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

FORM 8522

NET INVESTMENT FACTOR

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts' accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:


(a) is:


     (1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

     (2) the per share amount of any dividends or other distributions declared for that Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (no federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

SURRENDER AND WITHDRAWAL


Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests in writing delivered to us at the address on the first page of this prospectus. The surrender charge may then apply. That charge is taken from the total amount withdrawn.



Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any surrender charge. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For tax consequences of a surrender or withdrawal, see "Federal Tax Status" below.


If you request a surrender or withdrawal which includes contract values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract in the case of a surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund's net assets; or

(3) such other periods as the Commission may order to protect security holders.

TRANSFERS AMONG SUBACCOUNTS

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract's interest in a Fund, if less). Not more than 20% of a contract's Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day's total net assets of that Fund if we or the Fund in our discretion, believe

FORM 8522
that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your contract. We may choose to honor transfer requests from these third parties if you give us a written power of attorney to do so. Fees you pay for such asset allocation or timing services are in addition to any contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios' operating expenses. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict, reject or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.


The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges.


Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, the contract values will be transferred to the money market portfolio and all transfer privileges will be suspended. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.


We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. OTHERWISE, OUR POLICIES RELATED TO EXCESSIVE TRADING AND MARKET TIMING WILL BE APPLIED TO ALL CONTRACT OWNERS UNIFORMLY AND WITHOUT EXCEPTION. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively, even if you have not exceeded the number of free transfers permitted by your contract.


Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

- The number of transfers made in a defined period;

- The dollar amount of the transfer;

- The total assets of the portfolios involved in the transfer;

- The investment objectives of the particular portfolios involved in your transfers; and/or

- Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading

FORM 8522
practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual's excessive trading practices through these omnibus accounts.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner's account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.


EFFECTIVE TIME FOR PURCHASE, TRANSFER AND REDEMPTION ORDERS



Orders to purchase, redeem or transfer shares received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern Time), will not become effective until the next business day.


ELECTRONIC ACCESS


If you give us a pre-authorization form, your contract and unit values and interest rates can be checked by telephoning us , at 1-800-366-6654, #1 or by accessing our web site at any time at www.ohionational.com. You may also request transfers and change allocations on our website. You may only make one electronic, facsimile or telephone (collectively, "electronic") transfer per day.


We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. YOU MAY THINK THAT YOU HAVE LIMITED THIS ACCESS TO YOURSELF, OR TO YOURSELF AND YOUR REPRESENTATIVE. HOWEVER, ANYONE GIVING US THE NECESSARY IDENTIFYING INFORMATION CAN USE ELECTRONIC ACCESS ONCE YOU AUTHORIZE IT.


Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider's your agent's or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.


We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

We administer a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against the 12 free transfers you are allowed each contract year. We may discontinue the DCA program at any time. You

FORM 8522
may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Money Market Fund, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

PORTFOLIO REBALANCING

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of contract value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

The transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.


OPTIONAL GUARANTEED PRINCIPAL ACCESS ("GPA") RIDER



We may offer a Guaranteed Principal Access ("GPA") rider in those states where permitted. With certain restrictions, this rider guarantees:



          i. you will be able to withdraw a portion (up to 7% or 8%, depending on the rider you choose) of your contract's guaranteed principal amount for a term of ten years, regardless of the then current cash value of your contract, and



          ii. we will add into the contract the excess, if any, of the guaranteed principal amount, adjusted for withdrawals, over the eligible contract value, if the eligible contract value is positive at the end of the ten year term; and



          iii. we will allow you to take periodic withdrawals from your contract as described below in a total amount equal to the excess of the guaranteed principal amount, adjusted for withdrawals, over the eligible contract value, if the eligible contract value is reduced to zero during the ten year term.



This rider is beneficial to those contract owners who anticipate taking withdrawals over a limited time and who are concerned about possible decreases in contract values affecting the amount available for their withdrawal. This rider differs from the Guaranteed Principal Protection ("GPP") rider because the GPP rider does not contemplate, nor guarantee withdrawals. If you do not anticipate withdrawing money from your rider in the next ten years, you may wish to purchase the GPP rider which guarantees your principal at the end of the ten years and costs less than the GPA rider.



If you select this rider, at the end of the ten-year rider period, we will credit your contract with the difference between the remaining unused guaranteed principal amount and the remaining eligible contract value. If at the end of the rider term the contract value relating to the guaranteed principal amount exceeds the unused guaranteed principal amount, there will be no additional amounts added to your rider.



You may apply for the GPA rider at the time you apply for the contract or upon any subsequent contract anniversary so long as the annuitant is under age 81 at the time the rider is issued. In addition, the GPA rider is not available in conjunction with the Guaranteed Principal Protection ("GPP") rider or the Guaranteed Minimum Income Benefit ("GMIB") rider we may offer. If you select the GPA rider, the variable portion of your contract values must be allocated to and, for the duration of the rider, remain in one of the Asset Allocation Models and you must abide by all the rules associated with the Asset Allocation Models (see "Optional Asset


FORM 8522

Allocation Models"). You may also have a portion of your contract values in a fixed accumulation account, or a dollar-cost averaging account that transfers to a model, that we may offer while this rider is in force.



The annual charge for the rider is deducted on each contract anniversary and is ..40% of your contract value for the 7% GPA rider and .50% of your eligible contract value for the 8% GPA rider.



The annual amount you may withdraw is a percentage (7% or 8%) of the beginning guaranteed principal amount. The beginning guaranteed principal amount is defined as your initial purchase payment, plus any additional purchase payments received within the first six months after the contract is issued. If the rider is added after issue, the beginning guaranteed principal amount is the then-current contract value.



It is not necessary that you withdraw the guaranteed amount from your contract each year. However, the amount available for withdrawal is not cumulative from year to year. For example, if you only withdraw 5% of an eligible 7%, the amount available the next year is still 7%. The amount you elect not to withdraw in a year remains guaranteed and is factored into the calculation of the amount to be added to the contract, if any, at the end of the ten year withdrawal period.



You may also withdraw more than the guaranteed withdrawal amount in a given year. However, the excess withdrawal amount will function to reduce the amount guaranteed for withdrawal in later years of the rider and may be subject to a surrender charge. The amount eligible for withdrawal during the remainder of the rider period following an excess withdrawal is the lesser of the contract value immediately following the excess withdrawal or the guaranteed principal amount less the amount withdrawn. The amount you may withdraw on a guaranteed basis will be less than the amount you were able to withdraw and on the next contract anniversary, you will begin a new 10-year term and your guaranteed annual withdrawal amount will be recalculated. As a result, if you take an excess withdrawal when your contract value is less than your beginning guaranteed principal amount, you will forfeit a portion of the prior beginning guaranteed principal amount. In addition if you take an excess withdrawal and as a result your contract value related to the beginning guaranteed principal amount is zero, you will have no benefit under the GPA rider. Also, an excess withdrawal may impact the amount you will receive under a scheduled payment or withdrawal plan. The eligible contract value is the contract value attributable to the beginning guaranteed principal amount.



If you terminate the rider, either by notifying us before the next contract anniversary date or by moving contract values out of the optional Asset Allocation Models, we reserve the right to assess a pro rata charge for the part of the year the rider is in effect.



After the rider has been in effect for at least 5 years, we offer you the opportunity to reset the GPA rider. You may reset the rider on a subsequent contract anniversary so long as the annuitant has not reached age 81. Upon resetting the rider, you will be eligible to annually withdraw 7% or 8% of the then-current contract value each of the next 10 years. The charge for a rider upon reset may be higher than the initial charge for the rider. You may reset the rider more than once, but you must wait 5 years between resets.



The guaranteed withdrawal amounts are not subject to the surrender charge. This also applies to reset riders. This is true even if the amount of your guaranteed withdrawal is more than the amount of the free withdrawal amount under your base contract. Excess withdrawals in an amount more than the guaranteed withdrawal amount may be subject to a surrender charge if the amount withdrawn in a year also exceeds the annual free withdrawal amount under your base contract (10% of the contract value).



If, during the course of the rider, your eligible contract value decreases to zero and you are still eligible for guaranteed withdrawals, we will pay the remaining guaranteed principal amount in a series of preauthorized withdrawals, for which we may limit the amount or frequency. In other words, the remaining guaranteed principal amounts are paid to you through a single premium immediate fixed annuity. You may elect any payout option you wish, except that the annual payouts may not exceed the annual guaranteed principal withdrawal amount you would have otherwise been entitled to receive. As such, your annual payments will continue beyond the end of the ten year term until your remaining guaranteed principal amount is paid out in full. We will not


FORM 8522

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pay interest on the amounts to be paid to you under these circumstances.
Additionally your entire contract value decreases to zero, we will not accept any additional purchase payments under the contract and the contract will cease to provide any death benefit.



The rider will continue only upon the death of the owner and the transfer of the contract through the spousal continuation provision of your contract. Upon a spousal transfer, the new owner has all the rights of the original owner, including the right to reset the rider and renew the rider at the end of the 10-year term. Unless there is a spousal continuation, this rider terminates upon the death of the owner.



OPTIONAL GUARANTEED PRINCIPAL PROTECTION ("GPP")


In those states where permitted, you may choose the GPP rider when you apply for the contract, or on a contract anniversary, if the annuitant is then under age
80. GPP is not available when your contract includes the optional Guaranteed Minimum Withdrawal ("GMW") rider or the optional Guaranteed Principal Access ("GPA") rider.


If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your contract value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your contract value to increase it to the "guaranteed contract value" if the contract value at the end of the 10-year term is less than the guaranteed contract value. The guaranteed contract value is the contract value:


(a) as of the first day of the rider's term or


(b) the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,


reduced pro rata for any withdrawals you made.

Contract values attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed contract value and do not count as part of your contract value at the end of the term for purposes of determining the benefit amount.


If you choose GPP, your must allocate all variable contract values to one of the asset allocation models (see Optional Asset Allocation Models) during the entire 10-year term of the rider. You may change asset allocation models at any time. You may also have a portion of your contract values in a fixed accumulation account or a dollar-cost averaging account that we may offer while this rider is in force. If you stop using a model, we will cancel the GPP rider. You may cancel the GPP rider as of any contract anniversary by notifying us before that anniversary. Cancellation of the GPP rider does not affect any other contract features. You may continue using an asset allocation model after the GPP rider ends.


The charge for the GPP rider is made on each contract anniversary at the rate of 0.20% of the average of your guaranteed principal amount at the beginning and the end of each contract year. This charge will discontinue if the GPP rider is cancelled.

At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed contract value under the new GPP 10-year term will be your contract value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider's guaranteed contract value at the current contract value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year term.

If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

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DEATH BENEFIT


If the annuitant dies before annuity payments begin, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit will be determined as of the date we receive proof of the annuitant's death and satisfactory instructions from the beneficiary for disposition of the contract. It will be paid to the beneficiary in a single sum unless you elect settlement under one or more of the settlement options. In lieu of the death benefit, the beneficiary may surrender the contract, without incurring a surrender charge, anytime within 60 days after the annuitant's death. If the contract value as of the date we receive satisfactory instructions and proof of death is less than the death benefit, we will add an amount equal to that difference to the Money Market subaccount.


This death benefit will be the greatest of:

- the contract value; or

- net purchase payments; or

- the stepped-up death benefit amount if the contract has been in effect for at least 6 years (or 1 year if you chose the annual stepped-up death benefit); or


- the guaranteed minimum death benefit ("GMDB") or the Guaranteed Minimum Death Benefit Plus ("GMDB Plus") if you chose one of those options; or


- the optional enhanced death benefit ("GEB" or "GEB Plus"), plus the greatest of the other options you choose, if you chose that option.

Net purchase payments means your total purchase payments minus a pro rata adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the contract value that resulted from the withdrawal.

For the 6-year period beginning on the sixth contract anniversary, the stepped-up death benefit will be the greater of (i) the contract value as of the sixth anniversary or (ii) net purchase payments made on or before the sixth anniversary. At the beginning of each later 6-year period (until the annuitant attains age 90), the stepped up death benefit will be the greater of (i) the contract value on that date or (ii) the death benefit as of the last day of the preceding 6-year period. The stepped-up death benefit amount is increased by purchase payments and decreased by withdrawals made during each 6-year period after the sixth anniversary.


In those states where permitted, you may choose an optional annual stepped-up death benefit at the time the contract is issued. With that option, the death benefit will be increased in the manner indicated in the preceding paragraph, until the anniversary following the annuitants 85th birthday, on each contract anniversary on which the contract value exceeds the death benefit for the previous year. There is an additional annual charge (presently at an annual rate of 0.10% of the optional death benefit amount, which rate may be increased to no more than 0.25% on contracts issued in the future) for this optional benefit. Any increase in this charge will not apply to contracts issued before the increase occurs.



In those states where permitted, you may choose the GMDB or GMDB Plus at the time the contract is issued. With this option, the death benefit is the greater of (a) the contract value on the date of death or (b) the GMDB amount. The GMDB amount is (i) your total purchase payments minus any amounts you have withdrawn from the contract plus (ii) a daily increase, until the annuitant attains age 80 (or age 85 for the GMDB Plus), at an effective annual rate of 6%, but values in the Money Market portfolio or the Guaranteed Account will earn the rate being credited to the Money Market portfolio or Guaranteed Account on those days in which the values are so allocated. This total death benefit amount shall not exceed two times (i). Any withdrawals in a contract year equal to or less than 6% or 4%, as applicable, of the GMDB amount as of the beginning of that year will reduce the GMDB amount by the amount of such withdrawals. There is no maximum benefit amount for the GMDB Plus. Any withdrawals in a contract year in excess of 6% or 4%, as applicable, of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. There is an


FORM 8522

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


additional annual charge for this option of 0.25% of the GMDB amount, or 0.45% for the GMDB Plus amount.



Also, in those states where permitted we offer a Combination Death Benefit. The Combination Death Benefit is the Stepped-up Benefit sold in combination with the GMDB Plus, both described separately above. The annual charge for the Combination Death Benefit is [0.50%], lower than if the benefits were purchased separately.


In those states where permitted, you may choose the GEB at the time the contract is issued. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant's death:

- 25% of the lesser of (a) two times net purchase payments or (b) the contract value on the date of death minus net purchase payments; or

- 40% of the lesser of (a) two and a half times net purchase payments, or (b) the contract value on the date of death minus net purchase payments. This is the GEB "Plus."

For the regular GEB option, there is an additional annual charge of 0.15% of the variable contract value (or 0.30% if you are age 71 to 75 when your contract is issued). If you choose the GEB "Plus," the charge is 0.30% (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options.

The beneficiary for any death proceeds may choose to continue the contract for up to 5 years. If the beneficiary is the deceased annuitant's spouse, he or she may continue the contract as the new owner and annuitant, and the 5-year limit will not apply. The value of the continued contract, as of the date the death benefit was payable, will equal the amount of the death benefit.

GUARANTEED ACCOUNT


The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it.


The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. If the Guaranteed Account is available on your contract, you may allocate purchase payments and contract values between the Guaranteed Account and the Funds. There might be periods when we will not make the Guaranteed Account available on new contracts.

We invest our general assets in our discretion as allowed by Ohio law. We allocate the investment income from our general assets to those contracts having guaranteed values.


The amount of investment income allocated to the contracts varies from year to year in our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate as may be permitted by applicable state law), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3% or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.


We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

- the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

- interest credited at the rate of 3% per year (or such other rate that will be indicated in the contract) compounded annually, plus

- any additional excess interest we may credit to guaranteed values, minus

FORM 8522

- any withdrawals, loans and transfers from the guaranteed values, minus

- any surrender charge on withdrawals, loan interest, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Guaranteed Account.

No deductions are made from the Guaranteed Account for administrative expenses or mortality and expense risk undertakings. Insurance risk charges for optional benefit riders are taken pro rata from the Guaranteed Account and variable subaccounts.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive your written request for withdrawal.

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT

We and our affiliated companies offer a credit on the purchase of contracts by any of:

(1) our employees, directors or retirees, or

(2) their spouse or the living spouse of a deceased employee, director or retiree, or

(3) their minor children, or

(4) any of their children ages 18 to 21 who is either:

     (a) living in the purchaser's household, or

     (b) a full-time college student being supported by the purchaser, or

(5)any of the purchaser's minor grandchildren if purchased pursuant to the Uniform Gifts to Minors Act.

This credit counts as additional income under the contract. The amount of the credit equals 5% of all purchase payments made and is a total offset of the commission the registered representative would have earned on a non-employee contract. We credit the contract in proportion to the allocation choices made by the eligible person at the time the eligible person makes purchase payments. Employees who purchased a contract under the Employee Discount in effect until January 1, 2004 will still receive the discount available to them at the time their contract was issued. If an employee exercises his or her free look right, the full amount of the credit will be deducted when we pay the free look proceeds.


Additionally, the previously described surrender charge does not apply to surrender or withdrawals from contracts issued in connection with our executive officers' and directors' voluntary deferred compensation plan. We also reimburse any annual administration fees charged on these contracts.



                                 ANNUITY PERIOD


ANNUITY PAYOUT DATE

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday. This restriction may be modified by applicable state law or we may agree to waive it.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract's annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

FORM 8522

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

ANNUITY OPTIONS

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date.

Option 1(a):  Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant's death).

Option 1(b):  Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):  Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):  Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):  Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant's death.)

Option 2(b):  Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the contract value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the contract values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply contract value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

To determine the first variable annuity payment we apply the contract value for each Fund in accordance with the contract's settlement option tables. The rates in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. The annuitant's sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the contract value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

ANNUITY UNITS AND VARIABLE PAYMENTS

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund's annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

The annuity unit value for each Fund was set at $10 for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation

FORM 8522
period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 1983(a) Mortality Table Projected to 1996 under Scale G with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

TRANSFERS DURING ANNUITY PAYOUT

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. On at least 30 days written notice to our home office we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. The annuity payment immediately after a change will be the amount that would have been paid without the change. Later payments will reflect the new mix of Funds.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")

You may add a GMIB rider to your contract either at the time the contract is issued or on any contract anniversary. GMIB guarantees minimum lifetime fixed income in monthly annuity payments. You may not select the GMIB and the Guarantee Principal Access ("GPA") rider that we may offer. The amount of these payments is determined by applying the "guaranteed income base" to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your "guaranteed earnings base," which is your total purchase payments, from the time the GMIB rider is issued until the GMIB payments begin, accumulated at an annual rate of 6% or (b) your "step-up base," which is your highest total contract value as of any contract anniversary before the annuitant attains age 80. The guaranteed income base is reduced proportionately for any withdrawals. If the annuitant is age 76 to 80 when GMIB is purchased, the guaranteed annual rate is 4% instead of 6%. You may not purchase GMIB after the annuitant is age 80.


If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize, would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.


If you choose GMIB, there is an annual charge, at the end of each contract year, of 0.45% of the guaranteed income base as of each contract anniversary. The charge for GMIB ends when you begin to receive annuity or GMIB payments. If you choose GMIB, you cannot later discontinue it. The annual charge for GMIB will continue even if the underlying Funds' investment performance surpasses the GMIB guarantees.


You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider's 10th anniversary or within 30 days after any later anniversary before the annuitant is age 90. If the annuitant is age 80 when you purchase GMIB, your GMIB payments must begin on the rider's 10th anniversary.


The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a contract value or guarantee performance of any investment option. The level of lifetime income guaranteed by GMIB may be less than the income that our current annuity factors would provide because, (a) GMIB payments

FORM 8522
assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our then-offered annuities.



In those states where permitted, we may also offer a GMIB "Plus" rider. You may not have both GMIB and GMIB Plus on the same contract and we may limit the availability of one or the other of the riders in any state. GMIB Plus is identical to GMIB except for these three differences:



(1) For GMIB Plus, any withdrawals you make during a contract year equal to or less than the amount that the guaranteed earnings base has increased during that year will reduce the guaranteed income base dollar for dollar.



(2) The step-up income base is your highest total contract value as of any anniversary before the annuitant attains age 85, rather than 80.


(3) The annual charge for GMIB Plus is 0.55% of the guaranteed income base.

The effect of GMIB Plus is to allow you to withdraw an amount equal to the amount by which your guaranteed earnings base has grown without reducing the guaranteed earnings base below its amount as of the beginning of the current contract year. In that event, your guaranteed earnings base would be reduced to the amount it was as of the beginning of the contract year. You could continue making such withdrawals year after year and the guaranteed earnings base would then remain at its original level if you make no other purchase payments or withdrawals. In any event, the step-up base is adjusted pro rata for any withdrawals.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider's 10th anniversary. See "Federal Tax Status" and "Appendix A -- IRA Disclosure Statement." You could be subject to tax penalties if you do not begin receiving GMIB payments after your required minimum distribution beginning date. Please consult your tax advisor to determine if GMIB is appropriate for you.

                           OTHER CONTRACT PROVISIONS

ASSIGNMENT

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

- the annuitant,

- a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

- the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

- as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

REPORTS AND CONFIRMATIONS

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

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                                        33
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SUBSTITUTION FOR FUND SHARES

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

CONTRACT OWNER INQUIRIES

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to
4:30 p.m., Eastern time).

PERFORMANCE DATA

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a "regulated investment company" under Subchapter M of the Code.


The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the contract value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.


FORM 8522

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.


As to tax-qualified contracts, the law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.


When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract." You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your "investment in the contract," all further annuity payments will be included in your taxable income.



A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.


There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

- received on or after the taxpayer reaches age 59 1/2;

- made to a beneficiary on or after the death of the annuitant;

- attributable to the taxpayer's becoming disabled;

- made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

- from a contract that is a qualified funding asset for purposes of a structured settlement;

- made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

- incident to divorce, or

- taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.


Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code required 20% withholding for distributions from contracts owned by tax-qualified plans.


FORM 8522

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts you receive may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.


With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:


- attains age 59 1/2,

- separates from the employer's service,

- dies,

- becomes disabled as defined in the Code, or

- incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS


Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403(a) of the Code, are generally excludable from the employee's gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee's gross income up to certain limits in the Code, and therefore are not considered "investment in contract."



The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936.) If you receive such a distribution you may be able to make a "tax-free rollover" of the distribution less your "investment in the contract" into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.


FORM 8522

WITHHOLDING ON ANNUITY PAYMENTS



Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number any payments under the contract will automatically be subject to withholding.


INDIVIDUAL RETIREMENT ANNUITIES (IRAs)

See IRA Disclosure Statement (Appendix A), following.

FORM 8522

APPENDIX A

                            IRA DISCLOSURE STATEMENT

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision write or call our administrative office at the address shown below:

The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201
Telephone: 1-800-366-6654 -- 8:30 a.m. - 4:30 p.m. (Eastern time zone)

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to a traditional IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year.


Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SAR SEPPs may no longer be established. Elective deferrals under a salary-reduction SEPP-IRA are subject to an inflation-adjusted limit which is $14,000 for 2005.



The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $4,000 in 2005 (increasing to $5,000 in 2008) or (2) 100%
of your earned compensation. Those age 50 or older may make an additional IRA contribution of $500 per year in 2005, and $1,000 per year in 2006 and later. Contributions in excess of the deduction limits may be subject to penalty. See below.


FORM 8522

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 25% of your salary or $42,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.



The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $4,000 or (2) 100% of taxable alimony. (See scheduled increases above.)


If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions for penalties imposed on withdrawal when the contribution exceeds $3,000).

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the contract value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA FOR NON-WORKING SPOUSE


If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $8,000 each may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $8,000; or (iii) 100% of your combined gross income.


Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one

FORM 8522

IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.


A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)


PREMATURE DISTRIBUTIONS

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)


You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.


The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

INADEQUATE DISTRIBUTIONS -- 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for

FORM 8522
the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary's life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.


ROTH IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.


For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.


UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE)


An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $10,000 in 2005. Employees age 50 and older may contribute an additional $2,000 in 2005 (increasing to $2,500 in 2006). Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.


REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service.

FORM 8522

The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

                    ILLUSTRATION OF IRA FIXED ACCUMULATIONS




                      $1,000 ONE                          $1,000 ONE
      $1000 ANNUAL       TIME             $1000 ANNUAL       TIME
YEAR  CONTRIBUTION   CONTRIBUTION   YEAR  CONTRIBUTION   CONTRIBUTION
----  ------------   ------------   ----  ------------   ------------
 1     $ 1,020.00     $1,020.00      35   $ 50,994.37     $1,999.87
 2     $ 2,060.40     $1,040.40      36   $ 53,034.25     $2,039.87
 3     $ 3,121.61     $1,061.21      37   $ 55,114.94     $2,080.67
 4     $ 4,204.04     $1,082.43      38   $ 57,237.24     $2,122.28
 5     $ 5,308.12     $1,104.08      39   $ 59,401.98     $2,164.73
 6     $ 6,434.28     $1,126.16      40   $ 61,610.02     $2,208.02
 7     $ 7,582.97     $1,148.68      41   $ 63,862.22     $2,252.18
 8     $ 8,754.63     $1,171.65      42   $ 66,159.47     $2,297.22
 9     $ 9,949.72     $1,195.08      43   $ 68,502.66     $2,343.16
 10    $11,168.71     $1,218.98      44   $ 70,892.71     $2,390.02
 11    $12,412.09     $1,243.36      45   $ 73,330.56     $2,437.82
 12    $13,680.33     $1,268.23      46   $ 75,817.18     $2,486.58
 13    $14,973.94     $1,293.59      47   $ 78,353.52     $2,536.31
 14    $16,293.42     $1,319.46      48   $ 80,940.59     $2,587.04
 15    $17,639.28     $1,345.85      49   $ 83,579.40     $2,638.78
 16    $19,012.07     $1,372.77      50   $ 86,270.99     $2,691.56
 17    $20,412.31     $1,400.23      51   $ 89,016.41     $2,745.39
 18    $21,840.56     $1,428.23      52   $ 91,816.74     $2,800.30
 19    $23,297.37     $1,456.79      53   $ 94,673.07     $2,856.31
 20    $24,783.32     $1,485.93      54   $ 97,586.53     $2,913.44
 21    $26,298.98     $1,515.65      55   $100,558.26     $2,971.71
 22    $27,844.96     $1,545.96      56   $103,589.43     $3,031.14
 23    $29,421.86     $1,576.88      57   $106,681.22     $3,091.76
 24    $31,030.30     $1,608.42      58   $109,834.84     $3,153.60
 25    $32,670.91     $1,640.59      59   $113,051.54     $3,216.67
 26    $34,344.32     $1,673.40      60   $116,332.57     $3,281.00
 27    $36,051.21     $1,706.87      61   $119,679.22     $3,346.62
 28    $37,792.23     $1,741.01      62   $123,092.81     $3,413.55
 29    $39,568.08     $1,775.83      63   $126,574.66     $3,481.82
 30    $41,379.44     $1,811.35      64   $130,126.16     $3,551.46
 31    $43,227.03     $1,847.58      65   $133,748.68     $3,622.49
 32    $45,111.57     $1,884.53      66   $137,443.65     $3,694.94
 33    $47,033.80     $1,922.22      67   $141,212.53     $3,768.84
 34    $48,994.48     $1,960.66      68   $145,056.78     $3,844.22
                                     69   $148,977.91     $3,921.10
                                     70   $152,977.47     $3,999.52



Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 6 years after amounts are deposited into the policy as follows: Year 1-6%, Year 2-6%, Year 3-6%, Year 4-5%, Year 5-3%, Year 6-2%. See "Surrender Charge" in this prospectus for further information regarding application of the surrender charge.


FORM 8522


        STATEMENT OF ADDITIONAL INFORMATION CONTENTS
Custodian
Independent Registered Public Accounting Firm
Underwriter
Calculation of Money Market Yield
Total Return
Loans under Tax-sheltered Annuities
Financial Statements


FORM 8522

                        OHIO NATIONAL VARIABLE ACCOUNT A
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Montgomery, Ohio 45242
                            Telephone (513) 794-6514


                       STATEMENT OF ADDITIONAL INFORMATION


                                  May 1, 2005



This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account A ("VAA") flexible purchase payment individual variable annuity contracts dated May 1, 2005. To get a free copy of the prospectus for VAA, write or call us at the above address.





                                Table of Contents
  Custodian ................................................................. 2
  Independent Registered Public Accounting Firm ............................. 2
  Underwriter ............................................................... 2
  Calculation of Money Market Yield ......................................... 3
  Total Return .............................................................. 3
  Loans Under Tax-sheltered Annuities ....................................... 5
  Financial Statements



                               "ONCORE VALUE VA"

CUSTODIAN

We have a custody agreement with U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, under which U.S. Bank holds custody of VAA's assets. The agreement provides for U.S. Bank to purchase Fund shares at their net asset value determined as of the end of the valuation period during which we receive the deposit. At our instruction, U.S. Bank redeems the Fund shares held by VAA at their net asset value determined as of the end of the valuation period during which we receive or make a redemption request. In addition, U.S. Bank keeps
appropriate records of all of   VAA's transactions in Fund shares.

The custody agreement requires U.S. Bank to always have aggregate capital, surplus and undivided profit of not less than $2 million. It does not allow U.S. Bank to resign until (a) a successor custodian bank having the above qualifications has agreed to serve as custodian, or (b) VAA has been completely liquidated and the liquidation proceeds properly distributed. Subject to these conditions, the custody agreement may be terminated by either us or U.S. Bank upon sixty days written notice. We pay U.S. Bank a fee for its services as custodian.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of Ohio National Variable Account A and The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Boulevard, Columbus, Ohio 43215. The report of KPMG LLP covering the December 31, 2004 consolidated financial statements of The Ohio National Life Insurance Company and subsidiaries refers to a change in the method of accounting for embedded reinsurance derivatives.


UNDERWRITER

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. ("ONEQ"), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:


                   Aggregate                Retained
Year              Commissions             Commissions
----              -----------             -----------
2004              $57,887,088             $10,504,630
2003              $91,054,326             $12,995,595
2002              $80,193,871             $11,703,457

CALCULATION OF MONEY MARKET YIELD

The annualized current yield of the Money Market subaccount for the seven days ended on December 31, 2004, was 1.14%. This was calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.

TOTAL RETURN

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                                         n
                                 P(1 + T)  = ERV

      where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts (May 1, 1998). This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, we do not include the $30 annual contract administration charge as a percentage of contract value because the average value of this series of contracts is $76,200. There is no annual contract administration charge for contracts over $50,000. The effect of that charge on contracts with total value less than $50,000 would be to reduce the total returns. The returns below assume surrender of the contract and deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

The average annual total returns for the contracts from the inception of each Fund and for the one-, five- and ten-year periods ending on December 31, 2004 (assuming surrender of the contract then) are as follows:


                                                     Fund           Life                                      Account      Since
                                                   Inception      of Fund      1 Yr.      5 Yr.     10 Yr.   Inception*  Inception*
                                                   ---------      -------      -----      -----     ------   ----------  ----------
ONCORE VALUE
12/31/04
OHIO NATIONAL FUND, INC.
Money Market                                        7/31/80         5.21%     -5.89%      1.15%      3.04%    7/31/80        5.21%
Equity                                              1/14/71         8.86%      5.43%      0.94%      8.80%    1/14/71        8.86%
Bond                                                11/2/82         7.00%     -1.06%      6.42%      6.64%    11/2/82        7.00%
Omni                                                9/10/84         6.23%      0.16%     -6.65%      3.26%    9/10/84        6.23%
S&P 500 Index                                        1/3/97         6.95%      3.32%     -4.68%      ----      1/3/97        6.95%
International                                       4/30/93         5.20%      5.96%     -9.93%      3.10%    4/30/93        5.20%
International Small Co                              3/31/95         7.91%     13.79%     -6.47%      ----     3/31/95        7.91%
Capital Appreciation                                4/30/94        10.88%      5.49%      9.85%     11.13%    4/30/94       10.79%
Discovery                                           4/30/94        11.45%      3.94%     -7.37%     10.19%    4/30/94       11.45%
Aggressive Growth                                   3/31/95        -2.65%      1.98%    -14.41%      ----     3/31/95       -2.65%
Mid Cap Opportunity                                  1/3/97        10.24%      6.54%     -1.80%      ----      1/3/97       10.24%
Capital Growth                                       5/1/98         9.50%     12.64%    -11.04%      ----      5/1/98        9.50%
High Income Bond                                     5/1/98         4.17%      3.68%      5.03%      ----      5/1/98        4.17%
Blue Chip                                            5/1/98         1.52%      2.62%      0.09%      ----      5/1/98        1.52%
Small Cap Growth                                     1/3/97         1.89%      4.45%    -12.19%      ----      1/3/97        1.89%
Nasdaq-100 Index                                     5/1/00       -19.14%      3.02%      ----       ----      5/1/00      -19.14%
Bristol                                              5/1/02         1.84%      1.65%      ----       ----      5/1/02        1.84%
Bryton                                               5/1/02        -3.11%      0.54%      ----       ----      5/1/02       -3.11%
Balanced Portfolio                                   5/3/04         6.63%      ----       ----       ----      5/3/04        6.63%
U.S. Equity Portfolio                                5/3/04        10.41%      ----       ----       ----      5/3/04       10.41%
Covered Call Portfolio                               5/3/04         0.86%      ----       ----       ----      5/3/04        0.86%
THE DOW TARGET VARIABLE FUND LLC
Dow Target 10 - First Qtr                            1/4/99         1.40%     -3.71%      1.05%      ----      1/4/99        1.40%
Dow Target 10 - Second Qtr                           4/1/99         2.88%     -4.98%      2.71%      ----      4/1/99        2.88%
Dow Target 10 - Third Qtr                            7/1/99        -0.26%     -3.58%      2.00%      ----      7/1/99       -0.26%
Dow Target 10 - Fourth Qtr                          10/1/99         1.86%     -5.77%      3.45%      ----     10/1/99        1.86%
Dow Target 5 - First Qtr                             1/3/00         3.37%      3.70%      ----       ----      1/3/00        3.38%
Dow Target 5 - Second Qtr                            4/1/00         5.50%      3.97%      ----       ----      4/1/00        5.50%
Dow Target 5 - Third Qtr                             7/1/00         3.33%      0.90%      ----       ----      7/1/00        3.33%
Dow Target 5 - Fourth Qtr                           10/1/99         1.44%     -0.40%      4.73%      ----     10/1/99        1.44%

DREYFUS VARIABLE INVESTMENT FUND
  (SERVICE SHARES)
Appreciation                                       12/31/00        -2.11%     -2.14%     -1.81%      ----      5/1/03        9.21%
FIDELITY VARIABLE INSURANCE PRODUCTS
  (SERVICE CLASS 2 SHARES)
Contrafund                                          1/31/95        13.03%      8.13%      0.15%      ----      5/1/00        0.28%
Growth                                              10/9/86         9.86%     -3.80%     -8.77%      8.66%     5/1/00      -10.04%
Mid Cap                                            12/28/98        18.62%     17.54%     13.39%      ----      5/1/00       10.35%
Equity-Income                                       10/9/86        10.07%      4.24%      2.73%     10.16%    10/1/03       13.40%
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Growth & Income                                     1/12/98         2.43%     11.74%      1.02%      ----      5/1/98        0.06%
CORE U.S. Equity                                    2/13/98         3.18%      7.91%     -3.10%      ----      5/1/98        1.63%
Capital Growth                                      4/30/98         1.33%      2.11%     -5.88%      ----      5/1/98        1.27%
JANUS ASPEN SERIES (SERVICE SHARES)
Growth                                              9/13/93         7.38%     -2.73%    -10.18%      7.92%    4/30/98        0.30%
International Growth                                 5/2/94        10.39%     11.63%     -6.94%     11.33%    4/30/98        3.91%
Worldwide Growth                                    9/13/93         9.73%     -2.41%    -10.73%      9.15%    4/30/98        0.41%
Balanced                                            9/13/93        10.71%      1.32%      0.01%     11.44%    4/30/98        6.39%
J.P. MORGAN SERIES TRUST II
JPMorgan Small Co                                    1/3/95        10.41%     20.03%      0.52%      ----      5/1/98        3.58%
JPMorgan Mid Cap Value                              9/28/01        16.83%     13.98%      ----       ----     11/1/01       16.89%
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Small Cap                         11/4/97         8.16%      7.86%     11.87%      ----      7/1/99        9.40%
Lazard Retirement Emerging Markets                  11/4/97         4.87%     23.42%      4.63%      ----      7/1/99        7.10%
MFS VARIABLE INSURANCE TRUST
  (SERVICE CLASS SHARES)
New Discovery                                        5/1/00        -4.88%     -0.74%      ----       ----     11/1/01        1.16%
Investors Growth Stock                               5/1/00       -10.44%      2.01%      ----       ----     11/1/01       -1.36%
Mid Cap Growth                                       5/1/00        -8.86%      7.36%      ----       ----     11/1/01       -3.08%
Total Return                                         5/1/00         5.81%      4.03%      ----       ----     11/1/01        5.02%
PIMCO (ADMINISTRATIVE CLASS SHARES)
Real Return                                         9/30/99         9.95%      1.94%     10.40%      ----      8/1/02        7.24%
Total Return                                       12/31/97         5.50%     -2.05%      6.06%      ----      8/1/02        2.83%
Global Bond                                         1/10/02        12.61%      3.61%      ----       ----      8/1/02       10.41%
THE PRUDENTIAL SERIES FUND, INC.
  (CLASS II SHARES)
Jennison 20/20                                       5/3/99         3.11%      8.35%     -0.14%      ----      1/3/00        0.79%
Jennison                                            4/25/95         7.30%      2.24%     -9.89%      ----      1/3/00       -8.88%
ROYCE CAPITAL FUND
Micro-Cap                                          12/27/96        15.61%      6.83%     15.93%      ----      5/1/03       32.64%
Small-Cap                                          12/27/96        14.69%     17.83%     19.13%      ----      5/1/03       36.17%
SALOMON BROTHERS VARIABLE SERIES FUNDS INC
  (CLASS I SHARES)
All Cap                                             2/17/98         9.32%      1.34%      4.90%      ----      5/1/98        8.13%
Total Return                                        2/17/98         3.42%      1.77%      3.22%      ----      5/1/98        2.83%
Investors                                           2/17/98         5.46%      3.39%      2.96%      ----      5/1/98        4.43%
UBS SERIES TRUST (CLASS I SHARES)
U.S. Allocation                                     9/28/98         4.25%      3.39%     -3.05%      ----      7/1/99       -1.69%
(VAN KAMPEN) THE UNIVERSAL INSTITUTIONAL
  FUNDS, INC. (CLASS II SHARES)
Core Plus Fixed Income                               5/1/03         7.65%     -2.86%      ----       ----      5/1/03        7.65%
U.S. Real Estate                                     5/1/03        35.92%     28.85%      ----       ----      5/1/03       35.92%

*    Account inception is the date the portfolio became part of Variable Account
     A. Since inception is the annualized return since that date.

* The "Returns in VAA" are the standardized total returns from the time these Funds were added to VAA through December 31, 2002. The Goldman Sachs Variable, Janus Aspen Series, J.P. Morgan Small Company Portfolio, and Salomon Brothers Funds were added to VAA May 1, 1998. The Dow Target 10 series was added to VAA beginning January 1, 1999. The Dow Target 5 series was added to VAA beginning September 1, 1999. The Lazard Retirement Series Funds were added to VAA May 1,1999. The UBS Series Trust was added to VAA July 1, 1999. The Prudential Series Fund was added January 3, 2000. The Janus Aspen Series Service Shares and VIP funds were added to VAA May 1, 2000. The J.P. Morgan Mid Cap Value Portfolio and MFS Variable Insurance Trust were added to VAA November 1, 2001. PIMCO Variable Insurance Trust portfolios were added August 1, 2002. Dreyfus Variable Investment, Royce Capital and Van Kampen Universal Institutional Funds (Class II) were added May 1, 2003. The Fidelity VIP Equity--Income portfolio was added October 1, 2003. The Ohio National Fund Balanced, U.S. Equity and Covered Call portfolios were added May 1, 2004.

LOANS UNDER TAX-SHELTERED ANNUITIES

Contracts issued as tax-sheltered annuities under plans qualifying under Section 403(b) of the Code, and allowing for voluntary contributions only, are eligible for loans secured by a security interest in the contract. A loan must be for at least $1,000 and may only be made from the Guaranteed Account. The loan amount is limited by the maximum loan formula described in your contract.

We charge an annual effective rate of interest up to 7%. You must generally repay your loans within 5 years (or 20 years if you use the loan to purchase your primary home).

The amount of the death benefit, the amount payable on a full surrender and the amount that will be applied to provide an annuity will all be reduced by your loan balance, including accrued interest.

                        OHIO NATIONAL VARIABLE ACCOUNT A


                                    FORM N-4





                                     PART C


                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements of the Registrant are included by reference in Part B of this Registration Statement and will be furnished in a subsequent post-effective amendment to be filed before the effective date hereof:

      Independent Auditors' Report of KPMG LLP dated February 20, 2005 [TO BE PROVIDED]

      Statements of Assets and Contract Owners' Equity, December 31, 2004 [TO BE PROVIDED]

      Statements of Operations for the Periods Ended December 31, 2004 [TO BE PROVIDED]

      Statements of Changes in Contract Owners' Equity for the Periods Ended December 31, 2004 and 2003 [TO BE PROVIDED]

      Notes to Financial Statements, December 31, 2004 [TO BE PROVIDED]

The following consolidated financial statements of the Depositor and its subsidiaries are also included by reference in Part B of this Registration Statement and will be furnished in a subsequent post-effective amendment to be filed before the effective date hereof:

      Independent Auditors' Report of KPMG LLP dated February 6, 2005 [TO BE PROVIDED]

      Consolidated Balance Sheets, December 31, 2004 and 2003 [TO BE PROVIDED]

      Consolidated Statements of Income for the Years Ended December 31, 2004, 2003 and 2002 [TO BE PROVIDED]

      Consolidated Statements of Changes in Stockholder's Equity for the Years Ended December 31, 2004, 2003 and 2002 [TO BE PROVIDED]

      Consolidated Statements of Cash Flows for the Years Ended December 31, 2004, 2003 and 2002 [TO BE PROVIDED]

      Notes to Consolidated Financial Statements, December 31, 2004, 2003 and 2002 [TO BE PROVIDED]

Consent of the following:

KPMG LLP [TO BE PROVIDED]

Exhibits:

All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

      (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78652).

      (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant's Form N-4 on December 30, 1997 (File no. 333-43513).

      (3)(b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213).

      (3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91213).

      (3)(d) Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of "ONcore" Variable Annuities was filed as Exhibit (3)(d) of the Registrant's Form N-4, Pre-effective Amendment No. 2 on April 16, 1998.

      (3)(e) Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant's Form N-4, Pre-effective Amendment no. 1 on April 10, 1998
             (File no. 333-43513).

      (3)(f) Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant's Form N-4, Pre-effective Amendment no. 1 on
             April 10, 1998 (File no. 333-43513).

      (4) Variable Deferred Annuity Contract, Form 98-VA-2, was filed as Exhibit (4) of the Registrant's Form N-4 on December 30, 1997 (File no. 333-43513).

      (5)(a) Tax-Qualified Variable Annuity Application, Form V-4890-A, was filed as Exhibit (5)(a) of the Registrant's registration statement on Form N-4, Post-effective Amendment no. 18 on April 25, 1996 (File No. 2-91213).

      (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

      (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of the Registrant's Form N-4, Post-effective Amendment no. 22 on March 2, 1998 (File no. 2-91213) and
             Exhibit (8)(a) of the Registrant's Form N-4, Post-effective Amendment no. 2 on March 2, 1999 (File no. 333-43511).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                 Positions and Offices
Business Address                   with Depositor
----------------                   --------------

Trudy K. Backus*                   Vice President, Individual Insurance Services

Thomas A. Barefield*               Senior Vice President, Institutional Sales

Lee E. Bartels*                    Vice President, Underwriting

Howard C. Becker*                  Senior Vice President, Individual Insurance
                                   & Corporate Services

Richard J. Bodner*                 Vice President, Corporate Services

Robert A. Bowen*                   Senior Vice President, Information Systems

Jack E. Brown                      Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski Gluckman      Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Christopher A. Carlson*            Senior Vice President, Chief Investment Officer
George E. Castrucci                Director
8355 Old Stable Road
Cincinnati, Ohio 45243


Raymond R. Clark                   Director
201 East Fourth Street
Cincinnati, Ohio 45202

Robert Conway*                     Vice President, PGA Marketing Eastern
                                   Division

David W. Cook*                     Senior Vice President and Actuary

Ronald J. Dolan*                   Director and Executive Vice President and
                                   Chief Financial Officer

Anthony G. Esposito*               Vice President, Human Resources &
                                   Corporate Services


Diane S. Hagenbuch*                Senior Vice President, Corporate Relations &
                                   Communications

Michael F. Haverkamp*              Senior Vice President and General Counsel

John W. Hayden                     Director
7000 Midland Boulevard
Batavia, Ohio 45103


Name and Principal                Positions and Offices
Business Address                  with Depositor
----------------                  --------------

Therese S. McDonough*             Second Vice President, Counsel and Corporate Secretary

William J. McFadden*              Vice President, PGA Marketing Western
                                  Division

James I. Miller, II*              Vice President and Actuary

Carolyn M. Nightingale*           Vice President, Marketing Support

Edward P. Nolan*                  Vice President, Stable Asset Management

David B. O'Maley*                 Director, Chairman, President and Chief
                                  Executive Officer

James F. Orr                      Director
201 East Forth Street
Cincinnati, Ohio 45202

John J. Palmer*                   Director and Vice Chairman

George B. Pearson, Jr.*           Senior Vice President, PGA Marketing

William C. Price*                 Vice President and Assistant General Counsel

James D. Purvis*                  Vice President, Financial Reporting

Arthur J. Roberts*                Vice President, Controller & Treasurer

D. Gates Smith*                   Director and Executive Vice President,
                                  Agency and Group Distribution

James C. Smith*                   Senior Vice President, Internal Audit &
                                  Compliance

Michael D. Stohler*               Vice President, Mortgages and Real Estate

Edith F. Thompson*                Vice President, Individual Annuity Operations

Barbara A. Turner*                Vice President, Broker Dealer Operations

Paul J. Twilling*                 Vice President, Information Systems

Dr. David S. Williams*            Vice President and Medical Director



*The principal business address for these individuals is One Financial Way, Montgomery, Ohio 45242.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:


Name (and Business)                                     Jurisdiction                % Owned
The Ohio National Life Insurance Company                     Ohio                     100%

OnFlight, Inc.                                               Ohio                     100%
(aviation)

ON Global Holdings, Inc.                                     Delaware                 100%
(holding company, foreign insurance)

Fiduciary Capital Management, Inc.                           Connecticut               51%
(investment adviser)

SMON Holdings, Inc.                                          Delaware                  50%
(insurance holding company)

Suffolk Capital Management LLC                               Delaware                  81%
(investment adviser)

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Ohio National Life Assurance Corporation                     Ohio                     100%

Ohio National Equities, Inc.                                 Ohio                     100%
(securities broker dealer)

Ohio National Investments, Inc.                              Ohio                     100%
(investment adviser)

The O.N. Equity Sales Company                                Ohio                     100%
(securities broker dealer)

Enterprise Park, Inc.                                        Georgia                  100%
(real estate holding company)

Ohio National Fund, Inc.                                     Maryland      (more than) 90%
(registered investment company


Dow Target Variable Fund LLC                                 Ohio                     100%
(registered investment company)


The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

O.N. Investment Management Company                           Ohio                     100%
(investment adviser)

Ohio National Insurance Agency, Inc.                         Indiana                  100%

Ohio National Insurance Agency of Alabama, Inc.              Alabama                  100%

Ohio National Insurance Agency of Massachusetts, Inc.        Massachusetts            100%

Ohio National Insurance Agency of North Carolina, Inc.       North Carolina           100%

Ohio National Insurance Agency, Inc.                         Ohio                     100%


ON Global Holdings, Inc. owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

SMON Holdings, Inc. owns 100% of the voting securities of National Security Life and Annuity Company, a life insurance company organized under the laws of New York.


ITEM 27.  NUMBER OF CONTRACTOWNERS


As of January 18, 2005, the Registrant's contracts were owned by 62,200 owners.


ITEM 28.  INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

      Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

      Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor's Code of Regulations states as follows:

      If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

The principal underwriter of the Registrant's securities is presently Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:

      Name                                 Position with ONEQ
      ----                                 ------------------

      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President and Director
      Thomas A. Barefield                  Senior Vice President
      James I. Miller                      Vice President and Director
      Trudy K. Backus                      Vice President and Director
      Marc L. Collins                      Secretary and Director
      Barbara A. Turner                    Operations Vice President, Treasurer & Compliance Officer


The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:


Net Underwriting               Compensation
Discounts and on Redemption    Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------

 $57,887,088                      None                          None                   None


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Montgomery, Ohio  45242

        U.S. Bank, N.A. ("Custodian")
        425 Walnut Street
        Cincinnati, Ohio 45202

(2)     General and auxiliary ledgers:

        Depositor and Custodian

(3)     Securities records for portfolio securities:

        Custodian

(4)     Corporate charter, by-laws and minute books:

        Registrant has no such documents.

(5)     Records of brokerage orders:

        Not applicable.

(6)     Records of other portfolio transactions:

        Custodian

(7)     Records of options:

        Not applicable

(8)     Records of trial balances:

        Custodian

(9)     Quarterly records of allocation of brokerage orders and commissions:

        Not applicable

(10)    Records identifying persons or group authorizing portfolio transactions:

        Depositor

(11)    Files of advisory materials:

        Not applicable

(12)    Other records

        Custodian and Depositor

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, the Registrant by its Depositor, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b) the Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(c) the Registrant hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) the Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 10th day of February, 2005.


                          OHIO NATIONAL VARIABLE ACCOUNT A
                                    (Registrant)

                           By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                     (Depositor)


                           By /s/John J. Palmer
                              -----------------------------------------
                            John J. Palmer, Vice Chairman

Attest:
/s/ Marc L. Collins
---------------------------------
Marc L. Collins

Second Vice President and Counsel



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 10th day of February, 2005.


                              THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                               (Depositor)


                           By /s/John J. Palmer
                              -----------------------------------------
                            John J. Palmer, Vice Chairman

Attest:


/s/ Marc L. Collins
---------------------------------
Marc L. Collins

Second Vice President and Counsel

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                  Title                         Date
---------                                  -----                         ----


 s/David B. O'Maley                        Chairman, President,          February 10, 2005
--------------------------------           Chief Executive Officer
 David B. O'Maley                          and Director


*s/Jack E. Brown                           Director                      February 10, 2005
--------------------------------
 Jack E. Brown


*s/William R. Burleigh                     Director                      February 10, 2005
--------------------------------
 William R. Burleigh


*s/Victoria B. Buyniski Gluckman           Director                      February 10, 2005
--------------------------------
 Victoria B. Buyniski Gluckman

                                           Director
--------------------------------
 George E. Castrucci


*s/Raymond R. Clark                        Director                      February 10, 2005
--------------------------------
 Raymond R. Clark


 s/Ronald J. Dolan                         Director, Principal           February 10, 2005
--------------------------------           Financial and Accounting
 Ronald J. Dolan                           Officer

                                           Director
--------------------------------
 John W. Hayden

*s/James F. Orr                            Director                      February 10, 2005
--------------------------------
 James F. Orr


s/John J. Palmer                           Director                      February 10, 2005
--------------------------------
 John J. Palmer

/s/ D. Gates Smith                Director                     February 10, 2005
-------------------------
 D. Gates Smith


*By /s/ John J. Palmer
-------------------------
 John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS

                                                              Page Number in
Exhibit                                                       Sequential
Number                  Description                           Numbering System
------                  -----------                           ----------------

                        Consent of KPMG [TO BE PROVIDED]